COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

19.   COMMITMENTS AND CONTINGENCIES

Guarantees

The Group accounts for guarantees in accordance with ASC 460, “Guarantees”. Accordingly, the Group evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460, (b) the guarantee is subject to ASC 460 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

The memorandum and articles of association of the Company require that the Company indemnify its officers and directors, as well as those who act as directors and officers of other entities at the Company’s request, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings arising out of their services to the Company. The indemnification obligations are more fully described in the memorandum and articles of association. The Company purchases standard directors’ and officers’ insurance to cover claims or a portion of the claims made against its directors and officers. Since a maximum obligation is not explicitly stated in the Company’s memorandum and articles of association and will depend on the facts and circumstances that arise out of any future claims, the overall maximum amount of the obligations cannot be reasonably estimated.

Historically, the Group has not been required to make payments related to these obligations, and the fair value for these obligations is zero as of December 31, 2024 and 2025.

Indemnity cost

There was no indemnity cost occurred in the years ended December 31, 2023, 2024 and 2025.

Legal proceedings

From time to time, the Group is subject to legal proceedings and claims in the ordinary course of business. The Group records a liability when it is both probable that a liability will be incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis and has not recorded any material liabilities in this regard during 2024 and 2025.

On December 31, 2019, the Group announced the formation of a special investigation committee, consisting of the independent members of the board, to internally investigate (i) alleged illegal money transfers made in connection with the potential development of an integrated casino resort project in Japan and (ii) the previous arrests that were made by the Tokyo District Public Prosecutors Office. The prosecutions resulted in the conviction of government officials and former intermediaries, including an external consultant of the Company who also formerly served as a director of our subsidiary in Japan. The Group has been cooperating with the U.S. Department of Justice (the “DOJ”) and the U.S. Securities and Exchange Commission (the “SEC”) in connection with their investigations into the Group. In November 2024, the Group entered into a deferred prosecution agreement (the “DPA”) with the DOJ and consented to a Cease-And-Desist Order (the “SEC Order”) from the SEC to resolve the previously-disclosed investigations by the DOJ and SEC related to the potential development of an integrated casino resort project in Japan, in which the Group agreed to a combined penalty amount of US$10,000. As of December 31, 2023, the Group believes the loss contingency is probable and accrued, to its best estimate, US$10,000 for the contingent loss. During the year ended December 31, 2024, the Company has paid the combined penalty amounts of US$10,000 to the DOJ and the SEC.

Operating lease commitments

The information of lease commitments is provided in Note 11.